Intangible Assets and Goodwill (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible assets		$ 238,440				$ 238,440		$ 116,646
Amortization expense		14,300		$ 5,200		33,800	$ 15,500
Impairment of intangible assets		$ 88,059				$ 88,059
FaceBank Group, Inc Pre-Merger [Member]
Intangible assets			$ 111,459					116,646	$ 136,078
Amortization expense			$ 5,217		$ 5,153			20,682	8,209
Impairment of intangible assets								8,598
Measurement period adjustment for EAI acquisition								$ (1,921)
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Minimum [Member]
Intangible assets, amortization period								5 years
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Maximum [Member]
Intangible assets, amortization period								11 years
FaceBank Group, Inc Pre-Merger [Member] | Until Recovery of Advanced Funding [Member]
Revenue sharing percentage	50.00%
FaceBank Group, Inc Pre-Merger [Member] | After Recovery of Advanced Funding [Member]
Revenue sharing percentage	25.00%
FaceBank Group, Inc Pre-Merger [Member] | Mr. Mayweather [Member]
Upfront cash fee paid	$ 250
Share based awards, fair value	$ 1,000
Agreement term	From July 31, 2019 through July 31, 2024
Agreement renewal term	5 years
Shares settled liability recorded in balance sheet	$ 1,000
Intangible assets	$ 1,250
Intangible assets, amortization period	5 years
FaceBank Group, Inc Pre-Merger [Member] | Mr. Mayweather [Member] | Until Recovery of Advanced Funding [Member]
Revenue sharing percentage	50.00%
FaceBank Group, Inc Pre-Merger [Member] | Mr. Mayweather [Member] | After Recovery of Advanced Funding [Member]
Revenue sharing percentage	75.00%